IFRS 7 Disclosure	9 Months Ended
Jul. 31, 2019
Text block [abstract]
IFRS 7 Disclosure

MARKET RISK

Market risk capital is calculated using internal models and comprises three components: (1) Value-at-Risk (VaR); (2) Stressed VaR; and (3) Incremental Risk Charge (IRC). In addition, the Bank calculates market risk capital using the standardized approach for a limited number of portfolios.

Calculating VaR

TD computes total VaR on a daily basis by combining the General Market Risk (GMR) and Idiosyncratic Debt Specific Risk (IDSR) associated with the Bank's trading positions.

GMR is determined by creating a distribution of potential changes in the market value of the current portfolio using historical simulation. The Bank values the current portfolio using the market price and rate changes of the most recent 259 trading days for equity, interest rate, foreign exchange, credit, and commodity products. GMR is computed as the threshold level that portfolio losses are not expected to exceed more than one out of every 100 trading days. A one-day holding period is used for GMR calculation, which is scaled up to ten days for regulatory capital calculation purposes.

IDSR measures idiosyncratic (single-name) credit spread risk for credit exposures in the trading portfolio using Monte Carlo simulation. The IDSR model is based on the historical behaviour of five-year idiosyncratic credit spreads. Similar to GMR, IDSR is computed as the threshold level that portfolio losses are not expected to exceed more than one out of every 100 trading days. IDSR is measured for a ten-day holding period.

The following graph discloses daily one-day VaR usage and trading net revenue, reported on a TEB, within Wholesale Banking. Trading net revenue includes trading income and net interest income related to positions within the Bank's market risk capital trading books. For the quarter ended July 31, 2019, there was one day of trading loss and trading net revenue was positive for 98% of the trading days. Losses in the quarter did not exceed VaR on any trading day.

VaR is a valuable risk measure but it should be used in the context of its limitations, for example:

•	VaR uses historical data to estimate future events, which limits its forecasting abilities;
•	it does not provide information on losses beyond the selected confidence level; and
•	it assumes that all positions can be liquidated during the holding period used for VaR calculation.

The Bank continuously improves its VaR methodologies and incorporates new risk measures in line with market conventions, industry best practices, and regulatory requirements.

To mitigate some of the shortcomings of VaR, the Bank uses additional metrics designed for risk management and capital purposes. These include Stressed VaR, IRC, Stress Testing Framework, as well as limits based on the sensitivity to various market risk factors.

Calculating Stressed VaR

In addition to VaR, the Bank also calculates Stressed VaR, which includes Stressed GMR and Stressed IDSR. Stressed VaR is designed to measure the adverse impact that potential changes in market rates and prices could have on the value of a portfolio over a specified period of stressed market conditions. Stressed VaR is determined using similar techniques and assumptions in GMR and IDSR VaR. However, instead of using the most recent 259 trading days (one year), the Bank uses a selected year of stressed market conditions. In the third quarter of 2019, Stressed VaR was calculated using the one-year period that began on February 1, 2008. The appropriate historical one-year period to use for Stressed VaR is determined on a quarterly basis. Stressed VaR is a part of regulatory capital requirements.

Calculating the Incremental Risk Charge

The IRC is applied to all instruments in the trading book subject to migration and default risk. Migration risk represents the risk of changes in the credit ratings of the Bank's exposures. TD applies a Monte Carlo simulation with a one-year horizon and a 99.9% confidence level to determine IRC, which is consistent with regulatory requirements. IRC is based on a "constant level of risk" assumption, which requires banks to assign a liquidity horizon to positions that are subject to IRC. IRC is a part of regulatory capital requirements.

The following table presents the end of quarter, average, high, and low usage of TD's portfolio metrics.

TABLE 28:  PORTFOLIO MARKET RISK MEASURES

(millions of Canadian dollars)	For the three months ended							For the nine months ended
	July 31 2019					April 30 2019	July 31 2018	July 31 2019	July 31 2018
	As at	Average	High		Low	Average	Average	Average	Average
Interest rate risk	$5.9	$8.3	$13.1		$4.7	$8.6	$17.5	$9.9	$14.5
Credit spread risk	9.4	9.9	12.0		7.5	12.2	12.0	13.9	10.9
Equity risk	5.2	6.1	11.5		4.3	6.7	7.1	6.6	7.7
Foreign exchange risk	2.2	4.4	7.7		1.8	5.4	4.0	5.4	4.1
Commodity risk	1.6	1.7	2.6		1.2	2.2	2.4	2.2	2.4
Idiosyncratic debt specific risk	10.6	14.2	18.2		10.6	15.1	18.3	16.5	16.6

Diversification effect[1]	(20.7)	(25.7)	n/m	[2]	n/m	(29.2)	(34.4)	(32.0)	(32.3)
Total Value-at-Risk (one-day)	14.2	18.9	23.3		14.2	21.0	26.9	22.5	23.9
Stressed Value-at-Risk (one-day)	42.7	43.0	46.8		33.4	43.5	55.8	49.4	50.8
Incremental Risk Capital Charge (one-year)	$260.9	$236.7	$275.6		$177.6	$204.2	$224.8	$225.2	$212.5

[1]	The aggregate VaR is less than the sum of the VaR of the different risk types due to risk offsets resulting from portfolio diversification.
[2]	Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.

Average VaR remained relatively unchanged compared to the prior quarter. Average VaR and average interest rate VaR decreased compared to the third quarter last year due to changes in U.S. interest rate risk positions. Average Stressed VaR remained relatively unchanged compared to the prior quarter and decreased compared to the third quarter last year driven by U.S. interest rate risk positions.

Average IRC increased compared to the prior quarter and the same quarter last year due to positions in Canadian banks and provinces.

Validation of VaR Model

The Bank uses a back-testing process to compare the actual and theoretical profit and losses to VaR to ensure that they are consistent with the statistical results of the VaR model. The theoretical profit or loss is generated using the daily price movements on the assumption that there is no change in the composition of the portfolio. Validation of the IRC model must follow a different approach since the one-year horizon and 99.9% confidence level preclude standard back-testing techniques. Instead, key parameters of the IRC model such as transition and correlation matrices are subject to independent validation by benchmarking against external study results or through analysis using internal or external data.

Interest Rate Risk

The following graph shows the Bank's interest rate risk exposure (as measured by Economic Value at Risk (EVaR)) on all non-trading assets, liabilities, and derivative instruments used for structural interest rate management. This reflects the interest rate risk from personal and commercial banking products (loans and deposits) as well as related funding, investments and high-quality liquid assets (HQLA). EVaR is defined as the difference between the change in the present value of the Bank's asset portfolio and the change in the present value of the Bank's liability portfolio, including off-balance sheet instruments and assumed profiles for non-rate sensitive products, resulting from an immediate and sustained 100 bps unfavourable interest rate shock. EVaR measures the relative sensitivity of asset and liability cash flow mismatches to changes in interest rates. Closely matching asset and liability cash flows reduces EVaR and mitigates the risk of volatility in future net interest income.

The Bank uses derivative financial instruments, wholesale investments, funding instruments, other capital market alternatives, and, less frequently, product pricing strategies to manage interest rate risk. As at July 31, 2019 an immediate and sustained 100 bps increase in interest rates would have decreased the economic value of shareholders' equity by $474 million (April 30, 2019 – $337 million decrease) after-tax. An immediate and sustained 100 bps decrease in interest rates would have reduced the economic value of shareholders' equity by $303 million (April 30, 2019 – $274 million decrease) after-tax.

The interest risk exposure, or EVaR, in the insurance business is not included in the above graph. Interest rate risk in the insurance business is managed using defined exposure limits and processes, as set and governed by the insurance Board of Directors.

The following table shows the sensitivity of the economic value of shareholders' equity (after-tax) by currency for those currencies where TD has material exposure.

TABLE 29:  SENSITIVITY OF AFTER-TAX ECONOMIC VALUE-AT-RISK BY CURRENCY

(millions of Canadian dollars)					As at
	July 31, 2019		April 30, 2019		July 31, 2018
Currency	100 bps increase	100 bps decrease	100 bps increase	100 bps decrease	100 bps increase	100 bp sdecrease
Canadian dollar	$(55)	$(21)	$(66)	$–	$(42)	$(14)

U.S. dollar	(419)	(282)	(271)	(274)	(258)	8
	$(474)	$(303)	$(337)	$(274)	$(300)	$(6)

Liquidity Risk

Liquidity risk is the risk of having insufficient cash or collateral to meet financial obligations and an inability to, in a timely manner, raise funding or monetize assets at a non-distressed price. Financial obligations can arise from deposit withdrawals, debt maturities, commitments to provide credit or liquidity support, or the need to pledge additional collateral.

TD'S LIQUIDITY RISK APPETITE

The Bank maintains a prudent and disciplined approach to managing its potential exposure to liquidity risk. The Bank targets a 90-day survival horizon under a combined Bank-specific and market-wide stress scenario, and a minimum buffer over regulatory requirements prescribed by the OSFI Liquidity Adequacy Requirements (LAR) guideline. Under the LAR guideline, Canadian banks are required to maintain a Liquidity Coverage Ratio (LCR) at the minimum of 100%. The Bank operates under a prudent funding paradigm with an emphasis on maximizing deposits as a core source of funding and having a ready access to wholesale funding markets across diversified terms, funding types, and currencies so as to ensure low exposure to a sudden contraction of wholesale funding capacity and to minimize structural liquidity gaps. The Bank also maintains a detailed contingency funding plan to enhance preparedness for recovery from potential liquidity stress events. The resultant management strategies and actions comprise an integrated liquidity risk management program that ensures low exposure to identified sources of liquidity risk and compliance with regulatory requirements.

LIQUIDITY RISK MANAGEMENT RESPONSIBILITY

The Bank's Asset/Liability and Capital Committee (ALCO) oversees the Bank's liquidity risk management program. It is designed to ensure there are effective management structures and policies in place to properly measure and manage liquidity risk. The Global Liquidity and Funding Committee, a subcommittee of the ALCO comprised of senior management from Treasury and Balance Sheet Management (TBSM), Risk Management, Finance, and Wholesale Banking, identifies and monitors the Bank's liquidity risks. The management of liquidity risk is the responsibility of the Head of TBSM, while oversight and challenge are provided by the ALCO and independently by Risk Management. The Risk Committee of the Board regularly reviews the Bank's liquidity position and approves the Bank's Liquidity Risk Management Framework bi-annually and the related policies annually.

The Bank's liquidity risk appetite and liquidity risk management approach have not substantially changed from that described in the Bank's 2018 Annual Report. For a complete discussion of liquidity risk, refer to the "Liquidity Risk" section in the Bank's 2018 Annual Report.

LIQUID ASSETS

The unencumbered liquid assets the Bank holds to meet its liquidity requirements must be high-quality securities that the Bank believes can be monetized quickly in stress conditions with minimum loss in market value. Unencumbered liquid assets are represented in a cumulative liquidity gap framework with adjustments made for estimated market or trading depths, settlement timing, and/or other identified impediments to potential sale or pledging. Overall, the Bank expects any reduction in market value of its liquid asset portfolio to be modest given the underlying high credit and liquidity quality.

Assets held by the Bank to meet liquidity requirements are summarized in the following tables. The tables do not include assets held within the Bank's insurance businesses due to investment restrictions.

TABLE 30:  SUMMARY OF LIQUID ASSETS BY TYPE AND CURRENCY[1]

(millions of Canadian dollars, except as noted)						As at
	Bank-owned liquid assets	Securities received as collateral from securities financing and derivative transactions[2]	Total liquid assets	% of total	Encumbered liquid assets	Unencumbered liquid assets[2]
		July 31, 2019
Cash and due from banks	$2,384	$–	$2,384	1%	$458	$1,926
Canadian government obligations	10,211	75,321	85,532	13	53,377	32,155
National Housing Act Mortgage-Backed Securities (NHA MBS)	40,298	18	40,316	6	4,384	35,932
Provincial government obligations	14,431	25,926	40,357	6	31,071	9,286
Corporate issuer obligations	10,869	3,861	14,730	2	4,760	9,970
Equities	11,608	3,557	15,165	3	10,335	4,830
Other marketable securities and/or loans	3,293	339	3,632	1	569	3,063

Total Canadian dollar-denominated	93,094	109,022	202,116	32	104,954	97,162
Cash and due from banks	27,709	–	27,709	4	31	27,678
U.S. government obligations	29,782	50,645	80,427	13	36,203	44,224
U.S. federal agency obligations, including U.S. federal agency mortgage-backed obligations	53,695	7,612	61,307	10	16,915	44,392
Other sovereign obligations	51,540	43,191	94,731	15	35,770	58,961
Corporate issuer obligations	78,640	2,191	80,831	12	6,640	74,191
Equities	44,391	38,498	82,889	13	46,244	36,645
Other marketable securities and/or loans	4,005	2,905	6,910	1	2,471	4,439

Total non-Canadian dollar-denominated	289,762	145,042	434,804	68	144,274	290,530
Total	$382,856	$254,064	$636,920	100%	$249,228	$387,692

		October 31, 2018
Cash and due from banks	$3,002	$–	$3,002	1%	$1,098	$1,904
Canadian government obligations	18,256	63,463	81,719	14	47,572	34,147
NHA MBS	39,649	42	39,691	6	3,057	36,634
Provincial government obligations	12,720	19,241	31,961	5	23,651	8,310
Corporate issuer obligations	6,622	3,767	10,389	2	3,769	6,620
Equities	10,554	1,637	12,191	2	6,028	6,163
Other marketable securities and/or loans	2,655	349	3,004	1	277	2,727

Total Canadian dollar-denominated	93,458	88,499	181,957	31	85,452	96,505
Cash and due from banks	24,046	–	24,046	4	28	24,018
U.S. government obligations	30,163	37,691	67,854	12	32,918	34,936
U.S. federal agency obligations, including U.S. federal agency mortgage-backed obligations	47,150	927	48,077	8	7,522	40,555
Other sovereign obligations	56,034	45,912	101,946	18	41,993	59,953
Corporate issuer obligations	78,160	1,576	79,736	14	7,234	72,502
Equities	33,514	37,666	71,180	12	32,206	38,974
Other marketable securities and/or loans	4,786	4	4,790	1	191	4,599

Total non-Canadian dollar-denominated	273,853	123,776	397,629	69	122,092	275,537
Total	$367,311	$212,275	$579,586	100%	$207,544	$372,042

[1]	Positions stated include gross asset values pertaining to securities financing transactions.
[2]	Liquid assets include collateral received that can be re-hypothecated or otherwise redeployed.

Liquid assets are held in The Toronto-Dominion Bank and multiple domestic and foreign subsidiaries and branches and are summarized in the following table.

TABLE 31:  SUMMARY OF UNENCUMBERED LIQUID ASSETS BY BANK, SUBSIDIARIES, AND BRANCHES

(millions of Canadian dollars)		As at
	July 31 2019	October 31 2018
The Toronto-Dominion Bank (Parent)	$149,429	$136,544
Bank subsidiaries	220,379	217,565

Foreign branches	17,884	17,933
Total	$387,692	$372,042

FUNDING

The Bank has access to a variety of unsecured and secured funding sources. The Bank's funding activities are conducted in accordance with the liquidity management policy that requires assets be funded to the appropriate term and to a prudent diversification profile.

The Bank's primary approach to managing funding activities is to maximize the use of deposits raised through personal and commercial banking channels. The following table illustrates the Bank's large base of personal and commercial, wealth, and TD Ameritrade sweep deposits (collectively, "P&C deposits") that make up over 70% of total funding.

TABLE 38:  SUMMARY OF DEPOSIT FUNDING

(millions of Canadian dollars)	As at
	July 31 2019	October 31 2018
P&C deposits – Canadian Retail	$371,786	$359,473
P&C deposits – U.S. Retail	351,976	346,624
Other deposits	26	36
Total	$723,788	$706,133

The Bank actively maintains various registered external wholesale term (greater than 1 year) funding programs to provide access to diversified funding sources, including asset securitization, covered bonds, and unsecured wholesale debt. The Bank also raises term funding through Canadian Senior Notes, Canadian NHA MBS, Canada Mortgage Bonds, debt issued in Australia, and notes backed by credit card receivables (Evergreen Credit Card Trust). The Bank's wholesale funding is diversified by geography, by currency, and by funding types. The Bank raises short-term (1 year and less) funding using certificates of deposit and commercial paper.

The Bank maintains depositor concentration limits against short-term wholesale deposits so that it does not depend on small groups of depositors for funding. The Bank further limits short-term wholesale funding maturity concentration in an effort to mitigate exposures to refinancing risk during a stress event.

MATURITY ANALYSIS OF ASSETS, LIABILITIES, AND OFF-BALANCE SHEET COMMITMENTS

The following table summarizes on-balance sheet and off-balance sheet categories by remaining contractual maturity. Off-balance sheet commitments include contractual obligations to make future payments on operating capital lease commitments, certain purchase obligations, and other liabilities. The values of credit instruments reported in the following table represent the maximum amount of additional credit that the Bank could be obligated to extend should such instruments be fully drawn or utilized. Since a significant portion of guarantees and commitments are expected to expire without being drawn upon, the total of the contractual amounts is not representative of expected future liquidity requirements. These contractual obligations have an impact on the Bank's short-term and long-term liquidity and capital resource needs.

The maturity analysis presented does not depict the degree of the Bank's maturity transformation or the Bank's exposure to interest rate and liquidity risk. The Bank ensures that assets are appropriately funded to protect against borrowing cost volatility and potential reductions to funding market availability. The Bank utilizes stable non-maturity deposits (chequing and savings accounts) and term deposits as the primary source of long-term funding for the Bank's non-trading assets. The Bank also funds the stable balance of revolving lines of credit with long-term funding. The Bank issues long-term funding based primarily on the projected net growth of non-trading assets. The Bank raises short-term funding primarily to finance trading assets. The liquidity of trading assets under stressed market conditions is considered when determining the appropriate term of the related funding.

TABLE 41:  REMAINING CONTRACTUAL MATURITY

(millions of Canadian dollars)	As at

	July 31, 2019
	Less than 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 months to 1 year	Over 1 to 2 years	Over 2 to 5 years	Over 5 years	No specific maturity	Total

Assets
Cash and due from banks	$2,342	$2,670	$–	$–	$–	$–	$–	$–	$–	$5,012
Interest-bearing deposits with banks	32,716	185	962	–	1	–	–	–	833	34,697
Trading loans, securities, and other[1]	3,130	2,434	3,987	3,192	3,691	10,976	25,603	17,979	71,169	142,161
Non-trading financial assets at fair value through profit or loss	–	324	2	81	739	1,643	1,108	1,330	806	6,033
Derivatives	7,359	8,966	5,338	2,510	1,935	6,298	8,539	11,610	–	52,555
Financial assets designated at fair value through profit or loss	340	221	421	107	58	461	1,708	702	–	4,018
Financial assets at fair value through other comprehensive income	1,755	3,263	3,129	5,179	6,492	19,578	44,891	30,567	1,846	116,700
Debt securities at amortized cost, net of allowance for credit losses	436	4,233	3,620	1,775	1,055	7,513	41,103	56,656	(1)	116,390
Securities purchased under reverse repurchase agreements	114,837	23,144	15,571	5,494	3,513	33	52	–	–	162,644
Loans
Residential mortgages	2,023	5,530	7,975	9,627	11,767	33,285	99,021	62,121	–	231,349
Consumer instalment and other personal	926	2,096	2,946	3,503	3,944	16,452	59,047	28,265	61,043	178,222
Credit card	–	–	–	–	–	–	–	–	36,756	36,756

Business and government	30,464	5,173	7,124	7,364	8,668	23,035	70,139	60,511	20,896	233,374

Total loans	33,413	12,799	18,045	20,494	24,379	72,772	228,207	150,897	118,695	679,701

Allowance for loan losses	–	–	–	–	–	–	–	–	(3,769)	(3,769)

Loans, net of allowance for loan losses	33,413	12,799	18,045	20,494	24,379	72,772	228,207	150,897	114,926	675,932
Customers' liability under acceptances	12,779	2,365	72	(1)	4	–	–	–	–	15,219
Investment in TD Ameritrade	–	–	–	–	–	–	–	–	9,108	9,108
Goodwill[2]	–	–	–	–	–	–	–	–	17,006	17,006
Other intangibles[2]	–	–	–	–	–	–	–	–	2,565	2,565
Land, buildings, equipment, and other depreciable assets[2]	–	–	–	–	–	–	–	–	5,463	5,463
Deferred tax assets	–	–	–	–	–	–	–	–	1,898	1,898
Amounts receivable from brokers, dealers, and clients	21,169	–	–	–	–	–	–	–	–	21,169

Other assets	3,178	884	324	2,426	101	160	169	99	9,531	16,872
Total assets	$233,454	$61,488	$51,471	$41,257	$41,968	$119,434	$351,380	$269,840	$235,150	$1,405,442

Liabilities
Trading deposits	$7,328	$12,609	$7,654	$1,021	$1,115	$2,354	$4,166	$1,549	$–	$37,796
Derivatives	7,601	9,178	5,350	2,562	1,862	5,854	8,865	12,297	–	53,569
Securitization liabilities at fair value	–	271	615	414	483	1,691	7,439	1,836	–	12,749
Financial liabilities designated at fair value through profit or loss	27,473	19,529	29,188	6,788	12,639	150	1	6	–	95,774
Deposits[3,4]
Personal	5,576	8,124	9,148	7,689	7,659	9,630	9,764	25	433,923	491,538
Banks	6,659	1,226	1,942	–	1	–	3	7	6,722	16,560

Business and government[5]	16,499	19,904	7,970	6,034	10,386	32,781	48,588	7,676	212,390	362,228

Total deposits	28,734	29,254	19,060	13,723	18,046	42,411	58,355	7,708	653,035	870,326
Acceptances	12,779	2,365	72	(1)	4	–	–	–	–	15,219
Obligations related to securities sold short[1]	86	3,094	2,430	894	1,573	4,223	9,644	12,493	862	35,299
Obligations related to securities sold under repurchase agreements	109,775	11,457	1,471	180	258	53	14	–	–	123,208
Securitization liabilities at amortized cost	–	576	510	1,275	355	2,035	6,595	2,833	–	14,179
Amounts payable to brokers, dealers, and clients	21,866	–	–	–	–	–	–	–	–	21,866
Insurance-related liabilities	211	296	351	307	308	935	1,613	907	1,864	6,792
Other liabilities[6]	4,644	2,008	1,458	1,404	1,595	2,698	1,121	157	6,602	21,687

Subordinated notes and debentures	–	–	–	–	–	–	–	10,596	–	10,596

Equity	–	–	–	–	–	–	–	–	86,382	86,382
Total liabilities and equity	$220,497	$90,637	$68,159	$28,567	$38,238	$62,404	$97,813	$50,382	$748,745	$1,405,442
Off-balance sheet commitments
Credit and liquidity commitments[7],8	$17,924	$22,858	$18,018	$12,884	$13,005	$28,408	$108,125	$5,024	$1,296	$227,542
Operating lease commitments	81	163	245	244	241	925	2,323	3,428	–	7,650
Other purchase obligations	94	110	246	134	163	612	1,043	546	–	2,948

Unconsolidated structured entity commitments	–	1,114	504	155	447	816	–	–	–	3,036
Total off-balance sheet commitments	$18,099	$24,245	$19,013	$13,417	$13,856	$30,761	$111,491	$8,998	$1,296	$241,176
[1]	Amount has been recorded according to the remaining contractual maturity of the underlying security.
[2]	For the purposes of this table, non-financial assets have been recorded as having 'no specific maturity'.
[3]	As the timing of demand deposits and notice deposits is non-specific and callable by the depositor, obligations have been included as having 'no specific maturity'.
[4]

Includes $42 billion of covered bonds with remaining contractual maturities of $2 billion in 'over 1 month to 3 months', $1 billion in 'over 3 months to 6 months', $2 billion in 'over 6 months to 9 months', $2 billion in 'over 9 months to 1 year', $9 billion in 'over 1 to 2 years', $22 billion in 'over 2 to 5 years', and $4 billion in 'over 5 years'.

[5]

On June 30, 2019, TD Capital Trust IV redeemed all of the outstanding $550 million TD Capital Trust IV Notes – Series 1 at a redemption price of 100% of the principal amount plus any accrued and unpaid interest payable on the date of redemption.

[6]

Includes $89 million of capital lease commitments with remaining contractual maturities of $2 million in 'less than 1 month', $4 million in '1 month to 3 months', $5 million in '3 months to 6 months', $5 million in '6 months to 9 months', $5 million in '9 months to 1 year', $22 million in 'over 1 to 2 years', $44 million in 'over 2 to 5 years', and $2 million in 'over 5 years'.

[7]	Includes $297 million in commitments to extend credit to private equity investments.
[8]	Commitments to extend credit exclude personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank's discretion at any time.

TABLE 41:  REMAINING CONTRACTUAL MATURITY (continued)[1]

(millions of Canadian dollars)	As at

	October 31, 2018
	Less than 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 months to 1 year	Over 1 to 2 years	Over 2 to 5 years	Over 5 years	No specific maturity	Total

Assets
Cash and due from banks	$4,733	$2	$–	$–	$–	$–	$–	$–	$–	$4,735
Interest-bearing deposits with banks	28,332	924	154	21	16	–	–	–	1,273	30,720
Trading loans, securities, and other[2]	1,971	5,244	2,111	3,653	3,998	9,683	25,772	25,895	49,570	127,897
Non-trading financial assets at fair value through profit or loss	–	12	99	460	906	227	841	848	622	4,015
Derivatives	7,343	9,263	5,275	3,276	2,321	7,130	12,436	9,952	–	56,996
Financial assets designated at fair value through profit or loss	30	95	535	243	90	297	1,532	796	–	3,618
Financial assets at fair value through other comprehensive income	1,111	4,214	4,150	5,354	3,962	19,777	57,922	31,936	2,174	130,600
Debt securities at amortized cost, net of allowance for credit losses	881	2,577	3,010	3,594	4,059	8,103	34,032	50,990	(75)	107,171
Securities purchased under reverse repurchase agreements	77,612	30,047	14,426	3,807	1,458	29	–	–	–	127,379
Loans
Residential mortgages	908	3,234	6,614	11,166	11,061	43,063	113,852	35,293	–	225,191
Consumer instalment and other personal	753	1,332	2,628	3,724	4,131	14,313	56,632	26,321	62,245	172,079
Credit card	–	–	–	–	–	–	–	–	35,018	35,018

Business and government	23,052	4,320	5,539	7,131	9,269	19,637	67,922	59,251	21,533	217,654

Total loans	24,713	8,886	14,781	22,021	24,461	77,013	238,406	120,865	118,796	649,942

Allowance for loan losses	–	–	–	–	–	–	–	–	(3,549)	(3,549)

Loans, net of allowance for loan losses	24,713	8,886	14,781	22,021	24,461	77,013	238,406	120,865	115,247	646,393
Customers' liability under acceptances	14,984	2,145	132	6	–	–	–	–	–	17,267
Investment in TD Ameritrade	–	–	–	–	–	–	–	–	8,445	8,445
Goodwill[3]	–	–	–	–	–	–	–	–	16,536	16,536
Other intangibles[3]	–	–	–	–	–	–	–	–	2,459	2,459
Land, buildings, equipment, and other depreciable assets[3]	–	–	–	–	–	–	–	–	5,324	5,324
Deferred tax assets	–	–	–	–	–	–	–	–	2,812	2,812
Amounts receivable from brokers, dealers, and clients	26,940	–	–	–	–	–	–	–	–	26,940

Other assets	3,432	854	1,926	120	142	136	301	90	8,595	15,596
Total assets	$192,082	$64,263	$46,599	$42,555	$41,413	$122,395	$371,242	$241,372	$212,982	$1,334,903

Liabilities
Trading deposits	$16,145	$37,337	$31,081	$12,954	$11,739	$1,183	$3,260	$1,005	$–	$114,704
Derivatives	6,195	8,684	4,230	3,103	2,263	5,510	9,282	9,003	–	48,270
Securitization liabilities at fair value	–	981	194	661	272	1,822	6,719	1,969	–	12,618
Financial liabilities designated at fair value through profit or loss	10	5	–	–	–	–	–	1	–	16
Deposits[4,5]
Personal	4,330	7,094	7,541	6,245	7,718	10,222	9,876	38	424,580	477,644
Banks	6,499	1,941	255	24	54	–	3	8	7,928	16,712

Business and government	18,840	19,337	7,033	9,984	11,299	21,345	54,780	8,000	206,465	357,083

Total deposits	29,669	28,372	14,829	16,253	19,071	31,567	64,659	8,046	638,973	851,439
Acceptances	14,986	2,145	132	6	–	–	–	–	–	17,269
Obligations related to securities sold short[2]	2,621	3,679	1,500	387	904	4,330	13,771	11,474	812	39,478
Obligations related to securities sold under repurchase agreements	73,759	15,508	3,516	428	108	43	27	–	–	93,389
Securitization liabilities at amortized cost	22	1,240	625	503	575	2,496	6,232	2,990	–	14,683
Amounts payable to brokers, dealers, and clients	28,385	–	–	–	–	–	–	–	–	28,385
Insurance-related liabilities	213	294	353	309	310	937	1,624	903	1,755	6,698
Other liabilities[6]	2,916	2,631	538	1,326	1,394	2,205	2,308	152	5,704	19,174

Subordinated notes and debentures	–	–	–	–	–	–	–	8,740	–	8,740

Equity	–	–	–	–	–	–	–	–	80,040	80,040
Total liabilities and equity	$174,921	$100,876	$56,998	$35,930	$36,636	$50,093	$107,882	$44,283	$727,284	$1,334,903
Off-balance sheet commitments
Credit and liquidity commitments[7,8]	$18,341	$16,732	$17,222	$13,105	$9,159	$25,720	$101,210	$5,260	$1,293	$208,042
Operating lease commitments	79	159	240	237	233	902	2,188	3,229	–	7,267
Other purchase obligations	46	163	131	128	127	460	898	524	–	2,477

Unconsolidated structured entity commitments	–	1,079	940	329	–	7	408	–	–	2,763
Total off-balance sheet commitments	$18,466	$18,133	$18,533	$13,799	$9,519	$27,089	$104,704	$9,013	$1,293	$220,549
[1]	Certain comparative amounts have been recast to conform with the presentation adopted in the current period.
[2]	Amount has been recorded according to the remaining contractual maturity of the underlying security.
[3]	For the purposes of this table, non-financial assets have been recorded as having 'no specific maturity'.
[4]	As the timing of demand deposits and notice deposits is non-specific and callable by the depositor, obligations have been included as having 'no specific maturity'.
[5]

Includes $36 billion of covered bonds with remaining contractual maturities of $1 billion in '3 months to 6 months', $3 billion in '6 months to 9 months', $2 billion in '9 months to 1 year', $5 billion in 'over 1 to 2 years', $22 billion in 'over 2 to 5 years', and $3 billion in 'over 5 years'.

[6]

Includes $60 million of capital lease commitments with remaining contractual maturities of $2 million in 'less than 1 month', $5 million in '1 month to 3 months', $7 million in '3 months to 6 months', $6 million in '6 months to 9 months', $6 million in '9 months to 1 year', $12 million in 'over 1 to 2 years', $17 million in 'over 2 to 5 years', and $5 million in 'over 5 years'.

[7]	Includes $205 million in commitments to extend credit to private equity investments.
[8]	Commitments to extend credit exclude personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank's discretion at any time.